Cover	Aug. 10, 2020
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 10, 2020
Entity Registrant Name	EXTENDED STAY AMERICA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36190
Entity Tax Identification Number	46-3140312
Entity Address, Address Line One	11525 N. Community House Road, Suite 100
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	345-1600
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	STAY
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001581164
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed as an Amendment (“Amendment No. 1”) to the Current Report on Form 8-K originally filed by Extended Stay America, Inc. and ESH Hospitality, Inc. with the Securities and Exchange Commission on August 10, 2020 (the “Original Form 8-K”). This Amendment No. 1 is being filed solely to correct the date on the signature page in the Original Form 8-K. No change other than the correction of the date is being made by this Amendment No. 1.
ESH Hospitality, Inc.
Document Information [Line Items]
Entity Registrant Name	ESH HOSPITALITY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36191
Entity Tax Identification Number	27-3559821
Entity Address, Address Line One	11525 N. Community House Road, Suite 100
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	980
Local Phone Number	345-1600
Entity Central Index Key	0001507563